Offerings	Sep. 05, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2027
Maximum Aggregate Offering Price	$ 500,000,000.00
Amount of Registration Fee	$ 73,800.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus and relates to the non-automatic shelf registration on Form F-3 (File No. 333-273505) filed by the Registrant for the sale of up to $20,000,000,000 of the Registrant's securities, which became effective on September 6, 2023 (the "Registration Statement"). The Registrant carried over US$600,000,000 of unsold securities (and the associated US$65,460 previously paid filing fee) that previously were registered by the Registrant on Form F-3 (File No. 333-259240). Pursuant to the Registration Statement, the Registrant paid a registration fee of US$2,137,880. Such prior registration fee was estimated solely to calculate the registration fee in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, under the Securities Act of 1933, as amended. Prior to the offering to which the prospectus supplement relates, US$6,000,000,000 of securities have been issued under the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.508% Fixed-to-Floating Rate Notes due 2027
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Amount of Registration Fee	$ 147,600.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus and relates to the non-automatic shelf registration on Form F-3 (File No. 333-273505) filed by the Registrant for the sale of up to $20,000,000,000 of the Registrant's securities, which became effective on September 6, 2023 (the "Registration Statement"). The Registrant carried over US$600,000,000 of unsold securities (and the associated US$65,460 previously paid filing fee) that previously were registered by the Registrant on Form F-3 (File No. 333-259240). Pursuant to the Registration Statement, the Registrant paid a registration fee of US$2,137,880. Such prior registration fee was estimated solely to calculate the registration fee in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, under the Securities Act of 1933, as amended. Prior to the offering to which the prospectus supplement relates, US$6,000,000,000 of securities have been issued under the Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.631% Fixed-to-Floating Rate Notes due 2030
Maximum Aggregate Offering Price	$ 750,000,000.00
Amount of Registration Fee	$ 110,700.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus and relates to the non-automatic shelf registration on Form F-3 (File No. 333-273505) filed by the Registrant for the sale of up to $20,000,000,000 of the Registrant's securities, which became effective on September 6, 2023 (the "Registration Statement"). The Registrant carried over US$600,000,000 of unsold securities (and the associated US$65,460 previously paid filing fee) that previously were registered by the Registrant on Form F-3 (File No. 333-259240). Pursuant to the Registration Statement, the Registrant paid a registration fee of US$2,137,880. Such prior registration fee was estimated solely to calculate the registration fee in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, under the Securities Act of 1933, as amended. Prior to the offering to which the prospectus supplement relates, US$6,000,000,000 of securities have been issued under the Registration Statement.